UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/16

Date of reporting period: 09/30/16

Item 1.	Schedule of Investments.

PMF TEI Fund, L.P. invests substantially all of its assets in The Endowment PMF Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
September 30, 2016
(Unaudited)

(1) ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 31, 2014, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds. For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investments funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The TEI Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on September 30, 2016, was 30.89%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.
1

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The TEI Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the reporting date.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.
2

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(e) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2016, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.
3

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/16

Date of reporting period: 09/30/16

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2016
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (0.03% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$291,283

Total British Virgin Islands		291,283

Cayman Islands
Energy (3.35% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		18,473,705
Sentient Global Resources Fund IV, L.P.		10,273,281
Private Equity (24.10% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		183,308
CX Partners Fund Ltd. (1)(2)		22,101,187
Gavea Investment Fund II A, L.P.		659,245
Gavea Investment Fund III A, L.P.		3,612,249
Hillcrest Fund, L.P. (2)		3,759,043
India Asset Recovery Fund L.P.		114,461
J.C. Flowers III L.P. (1)		12,660,105
LC Fund IV, L.P. (1)(2)		25,782,624
New Horizon Capital III, L.P. (1)		20,614,822
Northstar Equity Partners III (1)		6,796,159
Orchid Asia IV, L.P. (1)		3,486,406
Reservoir Capital Partners (Cayman), L.P. (1)		6,407,190
Tiger Global Private Investment Partners IV, L.P. (1)		6,732,236
Tiger Global Private Investment Partners V, L.P.		13,535,792
Tiger Global Private Investment Partners VI, L.P. (1)		7,755,590
Trustbridge Partners II, L.P. (1)		18,948,903
Trustbridge Partners III, L.P. (2)		33,031,887
Trustbridge Partners IV, L.P. (1)		20,723,289
Real Estate (1.18% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		5,169,436
Phoenix Asia Real Estate Investments II, L.P. (1)		4,989,612
Phoenix Real Estate Fund (T) L.P. (2)		6,525

Total Cayman Islands		245,817,055

Guernsey
Private Equity (0.65% of Partners’ Capital)
Mid Europa Fund III LP		5,565,289

Total Guernsey		5,565,289

1

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2016
(Unaudited)

Shares	Fair Value	% of Partners’ Capital
United Kingdom
Private Equity (0.30% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		2,565,475
Real Estate (0.50% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		879,185
Patron Capital, L.P. II		281,851
Patron Capital, L.P. III (1)		3,113,047

Total United Kingdom		6,839,558

United States
Energy (14.95% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		1,968,643
ArcLight Energy Partners Fund V, L.P. (1)		4,067,021
CamCap Resources, L.P.		13,060
EnCap Energy Capital Fund VII-B LP (1)		1,405,386
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		2,294,391
Energy & Minerals Group Fund II, L.P. (1)		15,401,379
Intervale Capital Fund, L.P.		4,002,952
Merit Energy Partners G, L.P.		16,301,743
Midstream & Resources Follow-On Fund, L.P. (1)(2)		18,033,589
NGP Energy Technology Partners II, L.P. (1)		4,974,805
NGP IX Offshore Fund, L.P. (1)		6,268,262
NGP Midstream & Resources, L.P. (1)		10,023,280
Quantum Parallel Partners V, LP (2)		42,000,000
Tenaska Power Fund II-A, L.P. (2)		1,623,046
Event-Driven (7.37% of Partners’ Capital)
BDCM Partners I, L.P. (1)(2)		17,605,506
Credit Distressed Blue Line Fund, L.P. (3)		9,967,265
Fortelus Special Situations Fund LP (2)		4,438,192
Harbinger Capital Partners Fund I, L.P. (3)		18,777,607
Harbinger Capital Partners Fund II, L.P.		1,955,158
Harbinger Capital Partners Special Situations Fund, L.P.		2,093,659
Harbinger Class L Holdings (U.S.), LLC		142,281
Harbinger Class LS Holdings (U.S.) Trust (3)	3,225	6,062,205
Harbinger Class PE Holdings (U.S.) Trust	4	1,850,803
Prospect Harbor Credit Partners LP		406,605
Global Macro and Trading (0.00% of Partners’ Capital)
Passport Global Strategies III Ltd.	629	19,607
Private Equity (31.67% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,475,226
Advent Latin American Private Equity Fund V-F L.P.		10,577,076
BDCM Opportunity Fund II, L.P. (1)		9,136,711
Black River Commodity Multi-Strategy Fund LLC (1)		27,391
Capital Royalty Partners LP		737,232
Catterton Growth Partners, L.P.		9,493,219
CCM Small Cap Value Qualified Fund, L.P. (3)		251,462
Chrysalis Ventures III, L.P.		1,984,906
Crosslink Crossover Fund IV, L.P.		401,294
Crosslink Crossover Fund V, L.P.		2,870,980
Crosslink Crossover Fund VI, L.P.		18,335,427
Dace Ventures I, LP (2)		1,010,193

2

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2016
(Unaudited)

Shares	Fair Value	% of Partners’ Capital
Fairhaven Capital Partners, L.P. (1)		11,186,983
Founders Fund III, LP		23,187,165
Founders Fund IV, LP		26,423,233
Garrison Opportunity Fund II A LLC		4,398,929
Garrison Opportunity Fund LLC (2)		2,079,312
HealthCor Partners Fund, L.P. (2)		6,707,934
Highland Credit Strategies Liquidation Vehicle Onshore		1,092,576
Ithan Creek Partners, L.P. (1)		4,439,779
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P. (1)		8,490,908
Middle East North Africa Opportunities Fund, L.P. (3)	3,969	306,111
Monomoy Capital Partners II, L.P.		7,964,352
Monomoy Capital Partners, L.P.		859,383
Pine Brook Capital Partners, L.P. (1)		12,414,207
Pinto America Growth Fund, L.P. (1)		1,822,688
Private Equity Investment Fund IV, L.P. (1)(2)		2,792,831
Private Equity Investment Fund V, L.P. (1)(2)		18,849,434
Saints Capital VI, L.P. (1)(2)		6,318,542
Sanderling Venture Partners VI Co-Investment Fund, L.P.		918,533
Sanderling Venture Partners VI, L.P.		988,039
Sterling Capital Partners II, L.P.		523,986
Sterling Group Partners II, L.P.		6,505
Sterling Group Partners III, L.P.		13,472,308
Strategic Value Global Opportunities Fund I-A, L.P.		887,904
TAEF Fund, LLC		1,835,474
Tenaya Capital V, LP		3,896,000
Tenaya Capital VI, LP		6,767,000
The Column Group, LP		13,450,000
The Raptor Private Holdings L.P.	1,209	641,918
Trivest Fund IV, L.P. (1)(2)		9,841,806
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		3,048,810
Valiant Capital Partners LP		3,260,259
VCFA Private Equity Partners IV, L.P. (1)		548,149
VCFA Venture Partners V, L.P. (1)		1,511,448
Voyager Capital Fund III, L.P.		2,541,122
WestView Capital Partners II, L.P. (1)(2)		10,770,108
Real Estate (8.16% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		102,702
Cypress Realty VI Limited Partnership		4,003,003
Florida Real Estate Value Fund, L.P. (1)(2)		2,475,225
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)		14,271,336
Lone Star Real Estate Fund II (U.S.), L.P.		1,567,284
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		13,276,499
Northwood Real Estate Co-Investors LP (1)		3,470,106
Northwood Real Estate Partners LP (1)		10,124,787
Parmenter Realty Fund III, L.P.		51,519
Parmenter Realty Fund IV, L.P. (1)		5,435,258
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		3,140,151
Pennybacker II, LP (1)(2)		681,024
SBC Latin America Housing US Fund, LP (2)		7,813,964
Square Mile Partners III LP (1)		3,605,282

3

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2016
(Unaudited)

Shares	Fair Value	% of Partners’ Capital
Relative Value (2.78% of Partners’ Capital)
Eton Park Fund, L.P.		1,236,657
King Street Capital, L.P.		864,039
Magnetar Capital Fund LP		2,164,687
Magnetar SPV LLC		132,020
OZ Asia Domestic Partners, LP (1)		1,264,204
PIPE Equity Partners, LLC (3)		3,746,922
PIPE Select Fund, LLC (3)		13,501,837
Stark Investments Ltd Partnership (1)		41,859
Stark Select Asset Fund, LLC		949,869

Total United States		557,503,550

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		816,016,735	95.04%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.12% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		1,017,681
Private Equity (0.02% of Partners’ Capital)
Quorum Fund Ltd. (2)	8,762	183,539
Relative Value (0.39% of Partners’ Capital)
CRC Credit Fund Ltd.	46,767	3,337,133

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		4,538,353

Total Passive Foreign Investment Companies		4,538,353	0.53%

Private Corporations
United States
Real Estate (0.08% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		190,092
Legacy Partners Realty Fund III, Inc.		387,049
Net Lease Private REIT VI, Inc.		74,690
Net Lease Private REIT VII, Inc.		14,532
Net Lease Private REIT VII-A, Inc.		14,532

Total Private Corporations		680,895	0.08%

Total Investments in Investment Funds (Cost $834,178,599)		821,235,983	95.65%

Total Investments (Cost $834,178,599)		$821,235,983	95.65%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2016 were $91,849,741.

For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 4b)

See accompanying notes to the Schedule of Investments.
4

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
September 30, 2016
(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2016.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

Investments held by the Master Fund are valued as follows:

•
INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•
OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•
SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2016, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•
Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 — investments with other significant observable inputs

•	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

As of September 30, 2016, the Fund does not hold any investments that have to be included in the fair value hierarchy. The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as September 30, 2016, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$158,142	$19,028	up to 10 years	N/A	N/A	0-10 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	63,299	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	20	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	487,397	50,352	up to 10 years	N/A	N/A	0-10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	85,139	22,470	up to 10 years	N/A	N/A	0-10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	27,239	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$821,236	$91,850

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)
This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)
This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)
This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)
This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)
This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)
This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year-end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2016, was $834,178,599 resulting in accumulated net unrealized depreciation of $12,942,616 consisting of $190,053,708 in gross unrealized appreciation and $202,996,324 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2016, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2016 is shown below:

Investment Funds	Shares 12/31/2015	Shares 9/30/2016	Beginning Fair Value 12/31/2015	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 9/30/2016	Interest/ Dividend Income
BDCM Partners I, L.P.			$19,217,724	$-	$(354,556)	$-	$(1,257,662)	$17,605,506	$-
CCM Small Cap Value Qualified Fund, L.P.			331,307	-	(42,461)	-	(37,384)	251,462	-
Credit Distressed Blue Line Fund, L.P.			11,778,713	-	-	-	(1,811,448)	9,967,265	-
CX Partners Fund Ltd			29,630,190	283,780	(8,620,797)	8,381,485	(7,573,471)	22,101,187	84,995
Dace Ventures I, LP			1,102,813	21,070	(4,316)	397	(109,771)	1,010,193	-
EnCap Energy Infrastructure TE Feeder, L.P.			2,564,049	60,814	(127,736)	-	(202,736)	2,294,391	24,974
Florida Real Estate Value Fund, L.P.			4,821,321	-	(1,343,417)	334,620	(1,337,299)	2,475,225	-
Fortelus Special Situations Fund LP			3,041,847	-	-	-	1,396,345	4,438,192	-
Garrison Opportunity Fund LLC			9,320,237	31,020	(6,452,161)	6,421,141	(7,240,925)	2,079,312	-
GTIS Brazil Real Estate Fund (Brazilian Real) LP			11,028,692	-	-	-	3,242,644	14,271,336	-
Harbinger Capital Partners Fund I, L.P.			18,552,000	245,947	(245,947)	-	225,607	18,777,607	-
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	3,100,657	-	-	-	2,961,548	6,062,205	-
HealthCor Partners Fund, L.P.			7,800,095	84,768	-	-	(1,176,929)	6,707,934	-
Hillcrest Fund, L.P.			7,464,271	188,640	(5,222,966)	2,027,296	(698,197)	3,759,043	-
LC Fund IV, L.P.			22,285,659	152,176	(865,964)	467,294	3,743,459	25,782,624	216,786
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	361,769	-	-	-	(55,658)	306,111	-
Midstream & Resources Follow-On Fund, L.P.			18,672,633	59,966	(440,355)	320,841	(579,496)	18,033,589	389,838
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,949,328	-	(795,623)	-	(877,206)	13,276,499	-
Pennybacker II, LP			3,473,638	879,859	(4,609,083)	2,184,009	(1,247,399)	681,024	-
Phoenix Real Estate Fund (T) L.P.			23,246	-	-	-	(16,721)	6,525	-
PIPE Equity Partners LLC			4,474,749	-	-	-	(727,827)	3,746,922	-
PIPE Select Fund LLC			14,306,501	-	(141,354)	-	(663,310)	13,501,837	-
Private Equity Investment Fund IV, L.P.			4,537,416	-	-	-	(1,744,585)	2,792,831	-
Private Equity Investment Fund V, L.P.**			38,234,588	-	(646,393)	-	(18,738,761)	18,849,434	-
Quantum Parallel Partners V, L.P.			35,298,012	4,311,682	(2,012,137)	414,411	3,988,033	42,000,000	-
Quorum Fund Ltd	8,762	8,762	375,589	-	-	-	(192,050)	183,539	-
Saints Capital VI, L.P.			6,678,948	126,920	(1,447,115)	388,085	571,704	6,318,542	40,641
SBC Latin America Housing US Fund, LP			9,093,736	75,201	(619,859)	-	(735,114)	7,813,964	-
Tenaska Power Fund II-A, L.P.			9,203,767	2,157,470	(9,351,887)	153,873	(540,177)	1,623,046	-
Trivest Fund IV, L.P.			11,968,255	-	(7,508,799)	6,744,372	(1,362,022)	9,841,806	48,647
Trustbridge Partners III, L.P.			36,043,435	58,393	(3,324,789)	3,105,296	(2,850,448)	33,031,887	-
Tuckerbrook SB Global Distressed Fund I, L.P.			3,488,413	-	(380,228)	-	(59,375)	3,048,810	-
Westview Capital Partners II, L.P.			12,678,050	335,746	(9,371,419)	4,922,937	2,204,794	10,770,108	-
			$375,901,648	$9,073,451	$(63,929,361)	$35,866,055	$(33,501,837)	$323,409,956	$805,881

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2016
(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PMF TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 29, 2016

By (Signature and Title)	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer

Date: November 29, 2016